Income Taxes (Roll-forward of Valuation Allowance) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025		Mar. 31, 2024		Mar. 31, 2023
Valuation Allowance [Line Items]
Balance at beginning of fiscal year	¥ 233,991	[1],[2],[3]	¥ 198,800		¥ 163,164
Changes that directly affected Income tax expense	(538)		(38,055)		(4,118)
Expiration of net operating loss carryforwards	0		0		0
Others	(17,826)		73,246		39,754
Total	(17,826)		73,246		39,754
Balance at end of fiscal year	¥ 215,626	[1],[2],[3]	¥ 233,991	[1],[2],[3]	¥ 198,800

[1]	The amount includes ¥25,128 million and ¥24,943 million related to MHFG’s net operating loss carryforwards resulting mainly from intercompany capital transactions in relation to the share buyback conducted by MHSC as of March 31, 2024 and 2025, respectively. The tax effect of the net operating loss carryforwards is fully offset by ¥25,128 million and ¥24,943 million, respectively, of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.
[2]	The amount includes ¥9,186 million and ¥11,423 million related to MHSC’s net operating loss carryforwards resulting mainly from the organizational restructuring of certain foreign subsidiaries as of March 31, 2024 and 2025, respectively. The tax effect of the net operating loss carryforwards is substantially offset by ¥4,205 million and ¥4,408 million, respectively, of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.
[3]	The amount includes ¥99,994 million and ¥82,572 million related to MHBK’s foreign tax credit carryforwards as of March 31, 2024 and 2025, respectively. The amount is mainly offset by valuation allowance, and if not utilized, the amount will expire during the fiscal years ending March 31, 2027 and 2028, respectively.